RESEARCH AND DEVELOPMENT EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2020
Research and Development [Abstract]
Schedule of Research and Development Expenses, Net
	For the year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8

Salaries and related expenses	6,173	5,316	4,410
Share-based compensation	165	421	234
Materials	1,792	1,944	1,508
Subcontractors and consultants	807	764	311
Depreciation	123	98	138
Cost for registration of patents	164	132	126
Others	784	1,889	1,099
	10,008	10,564	7,826
Less participation of the IIA	-	(90)	(208)
Total research and development expenses, net	10,008	10,474	7,618